Background and Basis of Preparation - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 15, 2011 Taminco Group Holdings S.a r.l. [Member]
Business Acquisition [Line Items]
Total purchase consideration			$ 1.4
Non-MGC Taminco-owned facilities in China	100.00%	100.00%